Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor Domestic Equity Funds

Supplement to Prospectus dated March 1, 2019

July 2, 2019

Effective July 1, 2019, Harbor Capital Advisors, Inc., the investment adviser to Harbor Mid Cap Growth Fund (the "Fund"), has contractually agreed to reduce the management fee to 0.72% through June 30, 2020. Only the Fund's Board of Trustees may modify or terminate this agreement.

As a result, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[2]	0.06%	0.14%	0.14%	0.26%
Total Annual Fund Operating Expenses	0.81%	0.89%	1.14%	1.26%
Fee Waiver[1]	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After FeeWaiver[1]	0.78%	0.86%	1.11%	1.23%

[1] The Adviser has contractually agreed to reduce the management fee to 0.72% through June 30, 2020. Only the Fund's Board of Trustees may modify or terminate this agreement.

[2] Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retirement	$80	$256	$447	$999
Institutional	$88	$281	$490	$1,093
Administrative	$113	$359	$625	$1,383
Investor	$125	$397	$689	$1,520

Harbor Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor Domestic Equity Funds

Supplement to Prospectus dated March 1, 2019

July 2, 2019

Effective July 1, 2019, Harbor Capital Advisors, Inc., the investment adviser to Harbor Mid Cap Growth Fund (the "Fund"), has contractually agreed to reduce the management fee to 0.72% through June 30, 2020. Only the Fund's Board of Trustees may modify or terminate this agreement.

As a result, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Management Fees[1]	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	0.25%
Other Expenses[2]	0.06%	0.14%	0.14%	0.26%
Total Annual Fund Operating Expenses	0.81%	0.89%	1.14%	1.26%
Fee Waiver[1]	(0.03)%	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After FeeWaiver[1]	0.78%	0.86%	1.11%	1.23%

[1] The Adviser has contractually agreed to reduce the management fee to 0.72% through June 30, 2020. Only the Fund's Board of Trustees may modify or terminate this agreement.

[2] Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retirement	$80	$256	$447	$999
Institutional	$88	$281	$490	$1,093
Administrative	$113	$359	$625	$1,383
Investor	$125	$397	$689	$1,520

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Mid Cap Growth Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses2	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After FeeWaiver	rr_NetExpensesOverAssets	0.78%	[1]
One Year	rr_ExpenseExampleYear01	$ 80
Three Years	rr_ExpenseExampleYear03	256
Five Years	rr_ExpenseExampleYear05	447
Ten Years	rr_ExpenseExampleYear10	$ 999
Harbor Mid Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses2	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After FeeWaiver	rr_NetExpensesOverAssets	0.86%	[1]
One Year	rr_ExpenseExampleYear01	$ 88
Three Years	rr_ExpenseExampleYear03	281
Five Years	rr_ExpenseExampleYear05	490
Ten Years	rr_ExpenseExampleYear10	$ 1,093
Harbor Mid Cap Growth Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses2	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After FeeWaiver	rr_NetExpensesOverAssets	1.11%	[1]
One Year	rr_ExpenseExampleYear01	$ 113
Three Years	rr_ExpenseExampleYear03	359
Five Years	rr_ExpenseExampleYear05	625
Ten Years	rr_ExpenseExampleYear10	$ 1,383
Harbor Mid Cap Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses2	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After FeeWaiver	rr_NetExpensesOverAssets	1.23%	[1]
One Year	rr_ExpenseExampleYear01	$ 125
Three Years	rr_ExpenseExampleYear03	397
Five Years	rr_ExpenseExampleYear05	689
Ten Years	rr_ExpenseExampleYear10	$ 1,520

[1]	The Adviser has contractually agreed to reduce the management fee to 0.72% through June 30, 2020. Only the Fund's Board of Trustees may modify or terminate this agreement.